BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2017		2016		2015
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$72,265	0.19%	$120,212	0.12%	$89,325	0.11%
FHLB borrowings	742,300	1.43%	687,700	0.66%	849,100	0.47%
Total	$814,565	1.32%	$807,912	0.58%	$938,425	0.44%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$69,766	0.19%	$89,157	0.05%	$73,191	0.07%
FHLB borrowings	760,558	1.05%	791,259	0.55%	552,360	0.24%
Other short-term borrowings	41	4.07%	41	3.56%	123	3.30%
Total	$830,365	0.98%	$880,457	0.50%	$625,674	0.22%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$130,633		$122,242		$123,374
FHLB borrowings	957,700		1,035,000		849,100
Other short-term borrowings	0		0		15,000

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2017		2016
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Subordinated debt	$120,000	5.13%	$120,000	5.13%
Unamortized debt issuance costs	(1,362)	n/a	(1,537)	n/a
FHLB	241	1.09%	351	1.43%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$119,654	5.14%	$119,589	5.15%

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2017, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term debt
2018	$15
2019	226
2020	0
2021	0
2022	0
Thereafter	119,413
Total	$119,654